Variable Interest Entities - Additional Information (Detail)								9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended			9 Months Ended		12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jan. 31, 2012 AirCraft	Apr. 30, 2011 USD ($) AirCraft	Jan. 31, 2013 Atlantic Aviation USD ($)	Jan. 31, 2013 European Investor	Apr. 30, 2012 European Investor	Jan. 31, 2013 EEA Helicopters Operations B.V. USD ($)	Apr. 30, 2012 EEA Helicopters Operations B.V. USD ($)	Apr. 30, 2012 EEA Helicopters Operations B.V. EUR (€)	Jan. 31, 2013 EEA Helicopters Operations B.V. EUR (€)	Apr. 30, 2011 EEA Helicopters Operations B.V. USD ($)	Jan. 31, 2013 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Apr. 30, 2012 BHH - Brazilian Helicopter Holdings S.A. (BHH)	Jan. 31, 2013 Brazilian Investor	Apr. 30, 2012 Brazilian Investor	Jan. 31, 2013 CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 CHC Helicopters Canada Inc (CHC Canada)	Jan. 31, 2013 Nigerian Company Atlantic Aviation USD ($)	Jan. 31, 2013 TAS	Apr. 30, 2012 TAS	Jan. 31, 2013 Thai Investors	Apr. 30, 2012 Thai Investors	Jan. 31, 2013 Related Party Lessors USD ($) AirCraft	Jan. 31, 2012 Related Party Lessors USD ($) AirCraft	Apr. 30, 2012 Related Party Lessors USD ($) AirCraft	Apr. 30, 2011 Related Party Lessors USD ($) AirCraft	Jan. 31, 2013 Other VIE lessors AirCraft Lessor	Apr. 30, 2012 Other VIE lessors AirCraft Lessor	Apr. 30, 2012 Trinity Helicopters Limited [Member] USD ($) AirCraft	Jan. 31, 2013 Common Class B EEA Helicopters Operations B.V.	Apr. 30, 2012 Common Class B EEA Helicopters Operations B.V.	Jan. 31, 2012 Common Class A European Investor	Apr. 30, 2012 Common Class A European Investor	Jan. 31, 2013 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Common Class A CHC Helicopters Canada Inc (CHC Canada)	Jan. 31, 2013 Common Class A Canadian Investor (related party)	Apr. 30, 2012 Common Class A Canadian Investor (related party)	Jan. 31, 2013 Class B Non-voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)	Apr. 30, 2012 Class B Non-voting Preferred Shares CHC Helicopters Canada Inc (CHC Canada)
Variable Interest Entity [Line Items]
Percentage of ownership of common shares																			100.00%	29.90%	29.90%										49.90%	49.90%	50.10%	50.10%	25.00%	25.00%			100.00%	100.00%
Number of common shares owned																															9,896,085	9,896,085	9,935,750	9,935,750	200,000	200,000			200,000	200,000
Ownership of shares in profit certificates								7,000,000	7,000,000	7,000,000
Par value of shares in profit certificates										€ 1	€ 1
Percentage of cumulative annual dividend of issue price of each Profit Certificate									30.00%	30.00%	30.00%
Percentage of cumulative annual dividend of issue price of each Profit Certificate after specific number of years									5.00%	5.00%	5.00%
Cumulative annual dividend										€ 2,100,000	€ 2,100,000
Cumulative annual dividend after 7 years of issuance										350,000	350,000
Initial period to receive specific percentage of dividend on Profit Certificates								7 years	7 years	7 years
Non-controlling interest shared by owners						50.10%	50.10%								80.00%	80.00%						70.10%	70.10%
Redeemable non-controlling interests	(1,646,000)	1,675,000		3,087,000					1,700,000			3,100,000							100,000
Percentage of interest													60.00%	60.00%
Percentage of Non-voting preferred shares owned													100.00%	100.00%
Percentage of ordinary voting preferred shares													20.00%	20.00%
Margin percentage on original capital contribution to calculate Put or Call Price													2.00%	2.00%			6.00%	6.00%
Remaining number of common shares owned																																					600,000	600,000
Remaining percentage of common shares owned																																					75.00%	75.00%
Number of aircraft under operating lease agreements			8	10																				31	20	25	14	17	8	2
Book value of aircrafts owned																														13,200,000
Operating lease expense																								35,300,000	19,000,000	28,800,000	20,500,000
Operating lease expense outstanding in accrued liabilities	229,632,000	217,464,000																						5,200,000		4,400,000	3,000,000
Number of lessor																												2	2
Redeemable non-controlling loss								1,800,000
VIE Agreement Terms																			The Nigerian Company's risks and rewards are not representative of its equity interest as it is only entitled to management fees for the first four years of the agreement. In the fifth year the Nigerian Company can opt to receive 40% of the profits or losses or continue with the existing arrangement. We will bear the risk for substantially all of the losses for the first four years of the arrangement.
Option available on the fifth year for variable interest entity ownership percentage to receive profit or losses																			40.00%
Contingent credit available					$ 10,000,000